PUBLIC OFFERING (Details Narrative)	1 Months Ended
Dec. 17, 2020 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	27,600,000
Purchase price, per unit (in dollars per share)	$ 10.10
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	3,600,000
Purchase price, per unit (in dollars per share)	$ 10.00